Investment Objectives and Goals	Nov. 01, 2024
Mid-Cap Plus Bond Alpha Portfolio (formerly Mid-Cap Equity Portfolio) | Mid-Cap Plus Bond Alpha Portfolio (formerly Mid-Cap Equity Portfolio)
Prospectus [Line Items]
Risk/Return [Heading]	Mid-Cap Plus Bond Alpha Portfolio (formerly Mid-Cap Equity Portfolio)
ESG Diversified Portfolio | ESG Diversified Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	ESG Diversified Portfolio
ESG Diversified Growth Portfolio | ESG Diversified Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	ESG Diversified Growth Portfolio
QQQ Plus Bond Alpha Portfolio | QQQ Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	QQQ® Plus Bond Alpha Portfolio